UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Global Bond Fund
(formerly Great-West Templeton Global Bond Fund)
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 28, 2019. (unaudited)
Country	Percentage of Fund Investments
United States	36.22%
Japan	10.55
Brazil	7.90
India	5.87
Mexico	5.76
France	3.83
Italy	2.96
Thailand	2.77
Indonesia	2.40
Germany	2.37
South Korea	2.18
United Kingdom	1.91
Argentina	1.84
Belgium	1.68
Spain	1.42
Canada	1.29
Netherlands	1.21
Chile	1.04
Columbia	0.91
Australia	0.78
Ghana	0.57
Austria	0.56
South Africa	0.41
Singapore	0.39
Greece	0.37
Ireland	0.36
Luxembourg	0.36
Egypt	0.26
Finland	0.19
United Arab Emirates	0.15
Sri Lanka	0.15
Denmark	0.14
Poland	0.14
Panama	0.13
Cayman Islands	0.13
Hungary	0.13
Turkey	0.12
Qatar	0.09
Kazakhstan	0.08
Russia	0.08
Venezuela	0.08
Philippines	0.06
Ukraine	0.06
Saudi Arabia	0.05
Senegal	0.05
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,049.70	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.27
Investor Class
Actual	$1,000.00	$1,048.30	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.00
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.01% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.82%
500,000	Americredit Automobile Receivables Trust Series 2016-4 Class D 2.74%, 12/08/2022	$ 501,858
595,000	Bank of the West Auto Trust(b) Series 2019-1 Class A3 2.43%, 04/15/2024	596,305
700,000	Canadian Pacer Auto Receivables Trust(b) Series 2018-2A Class A4 3.44%, 08/21/2023	722,837
	Dell Equipment Finance Trust(b)
	Series 2018-2 Class B
275,000	3.55%, 10/22/2023	281,479
	Series 2018-2 Class C
325,000	3.72%, 10/22/2023	333,383
600,000	Exeter Automobile Receivables Trust(b) Series 2018-4A Class B 3.64%, 11/15/2022	607,017
	GM Financial Automobile Leasing Trust
	Series 2018-3 Class B
205,000	3.48%, 07/20/2022	208,500
	Series 2018-3 Class C
400,000	3.70%, 07/20/2022	407,041
1,250,000	GM Financial Consumer Automobile Receivables Trust Series 2018-4 Class C 3.62%, 06/17/2024	1,288,101
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 10/15/2025	468,869
467,453	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 3.49%, 01/17/2038 1-mo. LIBOR + 1.10%	469,994
750,000	Master Credit Card Trust II(b)(c) Series 2018-1A Class A 2.87%, 07/21/2024 1-mo. LIBOR + 0.49%	748,724
625,000	MBarc Credit Canada Inc(b) Series 2019-AA Class A3 CAD, 2.72%, 10/16/2023	482,079
325,000	Mercedes-Benz Auto Lease Trust Series 2019-A Class A4 3.25%, 10/15/2024	331,250
177,714	OSCAR US Funding Trust V(b) Series 2016-2A Class A3 2.73%, 12/15/2020	177,697
575,000	Penarth Master Issuer PLC(b)(c) Series 2018-2A Class A1 2.84%, 09/18/2022 1-mo. LIBOR + 0.45%	574,715
250,000	SCF Equipment Leasing(b) Series 2019-1A Class A2 3.23%, 10/20/2024	253,570
Principal Amount(a)		Fair Value
Non-Agency — (continued)
925,000	Silver Arrow Canada LP(b) Series 2018-1A Class A3 CAD, 3.17%, 08/15/2025	$ 720,385
1,215,717	Starwood Waypoint Homes Trust(b)(c) Series 2017-1 Class A 3.34%, 01/17/2035 1-mo. LIBOR + 0.95%	1,214,884
429,183	Tesla Auto Lease Trust(b) Series 2018-B Class A 3.71%, 08/20/2021	435,560
800,000	Trillium Credit Card Trust II(b)(c) Series 2018-2A Class A 2.75%, 09/26/2023 1-mo. LIBOR + 0.35%	800,686
1,250,000	Verizon Owner Trust Series 2018-A Class C 3.55%, 04/20/2023	1,286,407
800,000	World Omni Automobile Lease Securitization Trust Series 2018-B Class A4 3.30%, 03/15/2024	815,902
		13,727,243
U.S. Government Agency — 0.06%
310,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	319,835
TOTAL ASSET-BACKED SECURITIES — 2.88% (Cost $13,827,033)		$ 14,047,078
CORPORATE BONDS AND NOTES
Basic Materials — 0.34%
200,000	Equate Petrochemical BV 3.00%, 03/03/2022	199,538
225,000	Indonesia Asahan Aluminium Persero PT(b) 5.23%, 11/15/2021	236,718
750,000	SABIC Capital II BV(b) 4.00%, 10/10/2023	779,063
375,000	Suzano Austria GmbH(b) 7.00%, 03/16/2047	426,563
		1,641,882
Communications — 0.19%
300,000	Comcast Corp 3.70%, 04/15/2024	318,257

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
600,000	VEON Holdings BV 3.95%, 06/16/2021	$ 601,158
		919,415
Consumer, Cyclical — 0.17%
200,000	CK Hutchison Europe Finance Ltd EUR, 1.25%, 04/13/2025	236,414
320,000	CK Hutchison Finance II Ltd EUR, 0.88%, 10/03/2024	371,564
225,000	McDonald's Corp 2.20%, 05/26/2020	224,542
		832,520
Consumer, Non-Cyclical — 1.07%
225,000	AbbVie Inc 2.50%, 05/14/2020	224,923
225,000	Amgen Inc 3.88%, 11/15/2021	232,024
225,000	BAT Capital Corp 2.30%, 08/14/2020	224,503
200,000	Becton Dickinson Euro Finance SARL EUR, 0.63%, 06/04/2023	229,083
130,000	Bristol-Myers Squibb Co(b) 2.90%, 07/26/2024	132,848
225,000	Celgene Corp 2.88%, 08/15/2020	226,114
225,000	Cigna Corp 3.40%, 09/17/2021	229,316
225,000	Conagra Brands Inc 3.80%, 10/22/2021	231,174
	CVS Health Corp
225,000	2.80%, 07/20/2020	225,563
400,000	3.88%, 07/20/2025	417,695
290,000	DP World Ltd 6.85%, 07/02/2037	363,950
	HCA Inc
151,000	6.50%, 02/15/2020	154,471
120,000	5.88%, 02/01/2029	131,550
	Keurig Dr Pepper Inc
225,000	3.55%, 05/25/2021	229,745
650,000	4.06%, 05/25/2023	682,153
150,000	Medtronic Global Holdings SCA EUR, 1.63%, 03/07/2031	183,170
	Pfizer Inc
115,000	3.20%, 09/15/2023	119,594
110,000	2.95%, 03/15/2024	113,350
105,000	3.45%, 03/15/2029	111,091
475,000	Takeda Pharmaceutical Co Ltd EUR, 3.00%, 11/21/2030	623,852
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
116,000	Tenet Healthcare Corp(b) 6.25%, 02/01/2027	$ 119,480
		5,205,649
Energy — 0.67%
325,000	Abu Dhabi Crude Oil Pipeline LLC(b) 4.60%, 11/02/2047	356,631
	Energy Transfer Operating LP
625,000	3.60%, 02/01/2023	638,555
150,000	4.50%, 04/15/2024	159,545
190,000	5.25%, 04/15/2029	212,476
325,000	Gazprom OAO Via Gaz Capital SA EUR, 2.50%, 03/21/2026	382,094
325,000	KazMunayGas National Co JSC 6.38%, 10/24/2048	387,238
550,000	Petroleos Mexicanos 5.50%, 01/21/2021	556,325
250,000	Saudi Arabian Oil Co(b) 2.75%, 04/16/2022	252,229
290,000	Western Midstream Operating LP 4.65%, 07/01/2026	293,897
		3,238,990
Financial — 5.79%
700,000	ABN AMRO Bank NV EUR, 0.88%, 01/14/2026	849,806
505,000	Bank of Nova Scotia EUR, 0.38%, 10/23/2023	589,269
	Bank of Thailand
44,831,000	THB, 1.77%, 03/27/2020	1,461,193
313,645,000	THB, 1.95%, 11/26/2020	10,241,727
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	501,432
500,000	ING Bank NV EUR, 0.88%, 04/11/2028	606,555
	ING Groep NV
300,000	EUR, 3.00%, 04/11/2028	368,127
200,000	EUR, 2.00%, 03/22/2030	235,336
1,000,000	Intesa Sanpaolo SpA EUR, 1.38%, 12/18/2025	1,226,899
240,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	245,481
200,000	Korea Development Bank 3.00%, 03/19/2022	203,332
	Korea Monetary Stabilization Bond
2,430,000,000	KRW, 1.85%, 10/02/2019	2,105,717
6,915,000,000	KRW, 2.06%, 12/02/2019	6,000,959
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,255,646
510,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	623,091

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(b) 5.75%, 02/01/2027	$ 237,050
600,000	New York Life Global Funding(b) 2.88%, 04/10/2024	613,261
840,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	861,525
		28,226,406
Industrial — 0.18%
	Boeing Co
150,000	2.80%, 03/01/2024	152,504
95,000	3.20%, 03/01/2029	97,991
675,000	General Electric Co(c)(d) 5.00%, Perpetual 3-mo. LIBOR + 3.33%	647,500
		897,995
Technology — 0.15%
325,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	358,406
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	385,526
		743,932
Utilities — 0.04%
200,000	Infraestructura Energetica Nova SAB de CV 4.88%, 01/14/2048	177,000
TOTAL CORPORATE BONDS AND NOTES — 8.60% (Cost $40,952,683)		$ 41,883,789
FOREIGN GOVERNMENT BONDS AND NOTES
550,000	African Export-Import Bank 5.25%, 10/11/2023	587,334
750,000	Arab Petroleum Investments Corp(b) 4.13%, 09/18/2023	784,094
3,215,000	Argentina Bonar Bonds(c) ARS, 50.43%, 04/03/2022 BADLARPP + 2.00%	65,235
	Argentina Treasury Bill(e)
41,365,500	ARS, 0.00%, 09/30/2019	1,299,266
28,321,000	ARS, 0.00%, 10/31/2019	843,544
16,000	ARS, 0.00%, 02/28/2020	370
40,959,000	ARS, 0.00%, 04/30/2020	1,095,585
629,000	ARS, 0.00%, 07/31/2020	14,284
	Argentine Bonos del Tesoro
92,500,000	ARS, 18.20%, 10/03/2021	1,489,244
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
42,851,000	ARS, 16.00%, 10/17/2023(f)	$ 714,558
78,288,000	ARS, 15.50%, 10/17/2026(f)	1,293,174
	Australia Government Bond
4,350,000	AUD, 2.25%, 05/21/2028	3,294,941
408,000	AUD, 1.00%, 02/21/2050	331,716
716,000	Bonos de la Nacion Argentina con Ajuste por CER ARS, 4.00%, 03/06/2020	24,735
957,000	Bonos de la Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	864,889
3,175,000,000	Bonos de la Tesoreria de la Republica en pesos CLP, 4.50%, 03/01/2021	4,836,408
	Brazil Notas do Tesouro Nacional Series F
2,050 (g)	BRL, 10.00%, 01/01/2021	3,312,726
32,297 (g)	BRL, 10.00%, 01/01/2023	9,235,535
27,055 (g)	BRL, 10.00%, 01/01/2025	7,916,335
55,259 (g)	BRL, 10.00%, 01/01/2027	16,415,730
8,300,000	Bundesrepublik Deutschland Bundesanleihe EUR, 3.00%, 07/04/2020	9,788,424
850,000	Canadian Government Bond CAD, 3.50%, 12/01/2045	900,239
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	86,525
41,000,000	COP, 4.38%, 03/21/2023	12,450
600,000	4.00%, 02/26/2024	627,900
64,000,000	COP, 9.85%, 06/28/2027(f)	25,070
	Colombian TES
1,189,000,000	COP, 7.00%, 05/04/2022	390,126
4,456,000,000	COP, 10.00%, 07/24/2024	1,675,877
4,155,200,000	COP, 7.50%, 08/26/2026	1,430,430
360,000	Corp Andina de Fomento 3.25%, 02/11/2022	366,440
2,300,000	Denmark Government Bond(h) DKK, 4.50%, 11/15/2039	669,171
	Egypt Government International Bond
200,000	6.13%, 01/31/2022	206,186
200,000	6.20%, 03/01/2024(b)	208,182
200,000	EUR, 4.75%, 04/16/2026	228,503
1,030,000	European Investment Bank EUR, 0.63%, 01/22/2029	1,244,393
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,449,210
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	901,863
	French Republic Government Bond OAT
3,575,000	EUR, 3.50%, 04/25/2020	4,201,234
2,750,000	EUR, 0.00%, 03/25/2023	3,201,155
4,750,000	EUR, 0.25%, 11/25/2026	5,606,602
2,975,000	EUR, 2.00%, 05/25/2048(b)	4,355,219
300,000	Ghana Government International Bond(b) 7.88%, 03/26/2027	315,630

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
370,000	Ghana Treasury Note GHC, 17.18%, 01/06/2020	$ 68,344
	Hellenic Republic Government Bond
350,000	EUR, 3.45%, 04/02/2024(b)	437,144
425,000	EUR, 3.88%, 03/12/2029(b)	541,912
600,000	EUR, 3.90%, 01/30/2033	763,721
490,000	Hungary Government International Bond EUR, 1.25%, 10/22/2025	591,245
	India Government Bond
141,000,000	INR, 8.15%, 06/11/2022	2,126,659
329,000,000	INR, 8.08%, 08/02/2022	4,966,667
25,000,000	INR, 6.84%, 12/19/2022	364,963
362,000,000	INR, 8.83%, 11/25/2023	5,644,492
361,000,000	INR, 7.68%, 12/15/2023	5,420,687
595,000,000	INR, 7.59%, 01/11/2026	8,886,103
475,000	Indonesia Government International Bond EUR, 3.75%, 06/14/2028	644,573
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	155,039
3,887,000,000	IDR, 12.90%, 06/15/2022	315,056
257,000,000	IDR, 10.25%, 07/15/2022	19,635
2,419,000,000	IDR, 5.63%, 05/15/2023	163,524
71,311,000,000	IDR, 8.38%, 09/15/2026	5,359,306
10,314,000,000	IDR, 7.00%, 05/15/2027	712,539
212,000,000	IDR, 10.00%, 02/15/2028	17,468
635,000,000	IDR, 6.13%, 05/15/2028	41,380
8,099,000,000	IDR, 9.00%, 03/15/2029	631,555
1,440,000,000	IDR, 10.50%, 08/15/2030	124,047
17,784,000,000	IDR, 8.75%, 05/15/2031	1,366,966
18,670,000,000	IDR, 8.38%, 03/15/2034	1,400,830
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,159,547
85,000,000	International Finance Corp INR, 6.30%, 11/25/2024	1,219,079
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,688,437
	Italy Buoni Poliennali Del Tesoro
4,975,000	EUR, 1.05%, 12/01/2019	5,683,062
3,400,000	EUR, 1.35%, 04/15/2022	3,933,087
2,675,000	EUR, 2.70%, 03/01/2047(b)	2,972,677
248,875	Ivory Coast Government International Bond(i) 5.75%, 12/31/2032	241,678
1,500,000	Japan Bank for International Cooperation 3.38%, 10/31/2023	1,577,715
665,600,000	Japan Government Five Year Bond JPY, 0.10%, 06/20/2021	6,211,752
600,500,000	Japan Government Ten Year Bond JPY, 0.80%, 09/20/2023	5,818,525
	Japan Government Thirty Year Bond
1,094,300,000	JPY, 0.70%, 06/20/2048	11,084,183
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
380,000,000	JPY, 0.70%, 12/20/2048	$ 3,845,890
	Japanese Government CPI Linked Bond(h)
1,445,000,000	JPY, 0.10%, 03/10/2027	14,244,243
549,900,000	JPY, 0.10%, 03/10/2028	5,379,921
325,000	Kenya Government International Bond 7.25%, 02/28/2028	336,526
	Kingdom of Belgium Government Bond(b)
1,025,000	EUR, 1.90%, 06/22/2038	1,423,541
2,990,000	EUR, 1.60%, 06/22/2047	3,952,890
2,122,000,000	Korea Treasury Bond KRW, 2.00%, 03/10/2020	1,843,554
	Mexican Bonos
2,625,700 (j)	MXP, 5.00%, 12/11/2019	13,481,204
709,900 (j)	MXP, 8.00%, 06/11/2020	3,703,778
757,500 (j)	MXP, 6.50%, 06/10/2021	3,871,572
295,500 (j)	MXP, 7.25%, 12/09/2021	1,531,881
266,800 (j)	MXP, 6.50%, 06/09/2022	1,354,131
1,000 (j)	MXP, 8.00%, 12/07/2023	5,321
117,000 (j)	MXP, 7.50%, 06/03/2027	608,385
5,670 (k)	Mexican Udibonos, Index Linked(h) MXP, 2.50%, 12/10/2020	182,565
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	2,008,985
575,000	Panama Government International Bond 4.00%, 09/22/2024	611,518
240,000	Philippine Government International Bond EUR, 0.88%, 05/17/2027	276,315
750,000	Province of Ontario Canada CAD, 2.65%, 02/05/2025	596,698
425,000	Qatar Government International Bond(b) 3.38%, 03/14/2024	439,025
	Republic of Austria Government Bond(b)
1,125,000	EUR, 0.75%, 02/20/2028	1,380,047
575,000	EUR, 1.50%, 02/20/2047	789,032
	Republic of Ghana Government Bonds
220,000	GHC, 21.50%, 03/09/2020	41,537
220,000	GHC, 21.00%, 03/23/2020	41,480
110,000	GHC, 18.50%, 06/01/2020	20,364
260,000	GHC, 18.25%, 09/21/2020	47,885
180,000	GHC, 24.75%, 03/01/2021	36,013
400,000	GHC, 16.50%, 03/22/2021	71,660
1,660,000	GHC, 16.25%, 05/17/2021	295,026
50,000	GHC, 24.50%, 06/21/2021	10,079
300,000	GHC, 24.75%, 07/19/2021	60,289
130,000	GHC, 18.25%, 07/25/2022	23,520
170,000	GHC, 17.60%, 11/28/2022	30,128
1,370,000	GHC, 16.50%, 02/06/2023	235,059
970,000	GHC, 19.75%, 03/25/2024	177,475
2,890,000	GHC, 19.00%, 11/02/2026	518,390

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
3,873,000	GHC, 19.75%, 03/15/2032	$ 684,493
525,000	Republic of Poland Government International Bond EUR, 1.13%, 08/07/2026	640,375
16,900,000	Republic of South Africa Government Bond ZAR, 10.50%, 12/21/2026	1,355,960
215,000	Senegal Government International Bond(b) EUR, 4.75%, 03/13/2028	245,019
2,325,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	1,800,715
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,492,947
2,685,000	EUR, 2.90%, 10/31/2046	4,148,217
	Sri Lanka Government International Bond
100,000	6.25%, 10/04/2020	101,124
225,000	6.85%, 03/14/2024(b)	229,855
375,000	7.55%, 03/28/2030(b)	375,810
36,825,000	Thailand Government Bond THB, 2.13%, 12/17/2026	1,205,406
575,000	Turkey Government International Bond 7.50%, 11/07/2019	581,411
360,000	Ukraine Government International Bond(l) 1.61%, 05/31/2040	257,400
4,900,000	United Kingdom Gilt GBP, 1.50%, 07/22/2047	6,257,498
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 53.48% (Cost $257,203,471)		$260,516,286
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.27%
450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 3.46%, 12/15/2037 1-mo. LIBOR + 1.07%	451,406
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
675,000	3.52%, 06/15/2034 1-mo. LIBOR + 1.12%	675,000
	Series 2019-CHC Class B
300,000	3.90%, 06/15/2034 1-mo. LIBOR + 1.50%	300,000
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
365,000	4.24%, 02/10/2047(l)	392,976
	Series 2014-CR19 Class A5
Principal Amount(a)		Fair Value
Non-Agency — (continued)
500,000	3.80%, 08/10/2047	$ 532,086
625,000	HPLY Trust(b)(c) Series 2019-HIT Class A 3.39%, 11/15/2036 1-mo. LIBOR + 1.00%	625,782
500,000	Lanark Master Issuer PLC(b)(c) Series 2019-1A Class 1A1 3.29%, 12/22/2069 3-mo. LIBOR + 0.77%	501,171
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	839,155
550,000	New York Mortgage Trust(b)(c) Series 2019-NYT Class A 3.59%, 11/15/2035 1-mo. LIBOR + 1.20%	552,237
580,000	Silverstone Master Issuer PLC(b)(c) Series 2019-1A Class 2A GBP, 3.33%, 01/21/2070 3-mo. SONIA + 0.75%	738,902
585,000	Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4 3.31%, 06/15/2052	602,491
		6,211,206
U.S. Government Agency — 1.62%
1,099,542	Federal Home Loan Mortgage Corp 3.50%, 11/01/2047	1,133,302
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K087 Class A2
125,000	3.77%, 12/25/2028	137,848
	Series K088 Class A2
575,000	3.69%, 01/25/2029	631,040
	Series K159 Class A2
375,000	3.95%, 11/25/2030(l)	415,757
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	339,477
	Series KL3W Class AFLW
420,000	2.88%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	419,050
	Federal National Mortgage Association
501,236	4.00%, 09/01/2042	528,391
505,208	4.00%, 01/01/2057	530,762
549,240	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	560,909
294,831	Government National Mortgage Association(l) 4.32%, 07/20/2062	297,071
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
413,285	4.50%, 06/25/2057	434,160
	Series 2018-4 Class M55D

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
565,269	4.00%, 03/25/2058	$ 592,748
	Series 2019-1 Class MA
796,052	3.50%, 07/25/2058	825,033
	Seasoned Loans Structured Transaction
	Series 2018-2 Class A1
585,077	3.50%, 11/25/2028	609,490
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	418,800
		7,873,838
TOTAL MORTGAGE-BACKED SECURITIES — 2.89% (Cost $13,719,160)		$ 14,085,044
U.S. GOVERNMENT AGENCY BONDS AND NOTES
553,718	Federal National Mortgage Association 3.50%, 08/01/2056	568,685
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.12% (Cost $557,471)		$ 568,685
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
7,675,000	2.75%, 11/30/2020	7,769,738
6,475,000	2.88%, 11/30/2023	6,783,069
9,800,000	0.50%, 04/15/2024	10,029,000
2,540,000	3.13%, 05/15/2048	2,846,288
6,255,000	3.38%, 11/15/2048	7,352,557
TOTAL U.S. TREASURY BONDS AND NOTES — 7.14% (Cost $34,142,948)		$ 34,780,652
Contract Size
PURCHASED OPTIONS
235	U.S. 10 Year Treasury Futures Call Option, exercise price 122.50, expiration August 2019, notional amount $30,072,656.	3,672
57	U.S. 10 Year Treasury Futures Call Option, exercise price 126.50, expiration August 2019, notional amount $7,294,219.	8,016
Contract Size		Fair Value
Purchased Options — (continued)
82	U.S. 5 Year Treasury Futures Call Option, exercise price 117.50, expiration August 2019, notional amount $9,688,813.	$ 5,125
TOTAL PURCHASED OPTIONS — 0.00% (Cost $230,810)		$ 16,813
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.40%
	Argentina Treasury Bill(e)
$ 26,939,500	ARS, 0.00%, 07/19/2019	684,945
7,744,400	ARS, 0.00%, 07/31/2019(f)	201,589
	Mexico Cetes
1,583,170 (j)	MXP, 8.23%, 07/04/2019	823,706
3,161,270 (j)	MXP, 10.48%, 09/12/2019	1,611,373
704,360 (j)	MXP, 8.12%, 02/27/2020	347,840
16,362,600 (j)	MXP, 8.10%, 04/02/2020	8,021,248
		11,690,701
U.S. Government Agency Bonds and Notes — 7.30%
35,535,000	Federal Home Loan Bank 2.13%, 07/01/2019	35,530,854
U.S. Treasury Bonds and Notes — 10.45%
	U.S. Treasury Bills
1,300,000	2.38%, 07/18/2019(f)	1,298,371
2,517,000	2.38%, 08/01/2019	2,511,511
13,010,000	2.31%, 08/29/2019	12,959,093
14,368,000	2.31%, 09/05/2019	14,305,459
1,990,000	2.43%, 09/26/2019	1,978,094
920,000	2.14%, 11/07/2019(m)	912,891
14,369,000	2.33%, 11/29/2019	14,228,273
2,740,000	2.20%, 12/05/2019	2,713,582
		50,907,274
Repurchase Agreements — 0.58%
835,639	Repurchase agreement (principal amount/value $836,213 with a maturity value of $836,386) with BNP Paribas Securities Corp, 2.48%, dated 6/28/19 to be repurchased at $835,639 on 7/1/19 collateralized by U.S. Treasury securities, 0.00% - 8.13%, 6/30/19 - 2/15/49, with a value of $852,937.(n)	835,639

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,314	Undivided interest of 1.93% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $999,314 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(n)
		$ 999,314
999,314	Undivided interest of 13.41% in a repurchase agreement (principal amount/value $7,458,225 with a maturity value of $7,459,791) with Morgan Stanley & Co LLC, 2.52%, dated 6/28/19 to be repurchased at $999,314 on 7/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 7.50%, 4/1/26 - 6/20/49, with a value of $7,607,389.(n)	999,314
		2,834,267
SHORT TERM INVESTMENTS — 20.73% (Cost $100,898,307)		$100,963,096
TOTAL INVESTMENTS — 95.84% (Cost $461,531,883)		$466,861,443
OTHER ASSETS & LIABILITIES, NET — 4.16%		$ 20,256,210
TOTAL NET ASSETS — 100.00%		$487,117,653
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	All or a portion of the security is on loan at June 28, 2019.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount of the security is adjusted for inflation.
(i)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2019. Maturity date disclosed represents final maturity date.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Principal amount is stated in 100 Unidad de Inversion Units.
(l)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(n)	Collateral received for securities on loan.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Canadian 10 Year Bond Long Futures	4	CAD	571,720	September 2019	$ 451
Euro-Bobl Short Futures	20	EUR	2,688,800	September 2019	(16,147)
Euro-Btp Long Futures	39	EUR	5,237,700	September 2019	124,183
Euro-Bund Short Futures	36	EUR	6,218,640	September 2019	(47,406)
Euro-Buxl Short Futures	7	EUR	1,420,300	September 2019	(69,090)
Japan 10 Year Bond Short Futures	8	JPY	1,230,800,000	September 2019	(31,219)
Long Gilt Long Futures	17	GBP	2,215,100	September 2019	(9,868)
U.S. 10 Year Treasury Note Long Futures	99	USD	12,668,906	September 2019	105,378
U.S. 2 Year Treasury Note Long Futures	67	USD	14,417,039	September 2019	62,047
U.S. Long Bond Long Futures	47	USD	7,312,906	September 2019	276,442
U.S. Ultra 10 Year Treasury Note Short Futures	23	USD	4,083,938	September 2019	(67,563)
U.S. Ultra Long Term Treasury Bond Long Futures	4	USD	552,500	September 2019	17,781
				Net Appreciation	$344,989
At June 28, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	3,400,000	USD	2,368,062	July 31, 2019	$21,700
BA	USD	2,472,995	AUD	3,500,000	October 31, 2019	7,280
BA	USD	2,437,715	AUD	3,500,000	November 29, 2019	(29,615)
BA	USD	6,118,336	EUR	5,346,794	October 15, 2019	(13,921)
BA	USD	731,207	EUR	636,164	October 16, 2019	1,531
BA	USD	1,816,848	EUR	1,605,628	October 29, 2019	(26,661)
BA	USD	13,399,151	EUR	11,850,000	October 31, 2019	(208,601)
BA	USD	250,687	EUR	221,000	November 21, 2019	(3,509)
BA	USD	13,410,527	EUR	11,850,000	November 29, 2019	(227,932)
BB	USD	868,048	DKK	5,770,000	July 31, 2019	(13,573)
BB	USD	1,740,710	EUR	1,549,750	July 31, 2019	(26,395)
BB	USD	549,641	EUR	480,000	October 11, 2019	(701)
BB	USD	1,391,215	MXP	26,950,000	August 06, 2019	(3,502)
BB	USD	4,453,283	NZD	6,830,000	July 31, 2019	(138,582)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	361,204	ZAR	5,210,000	August 06, 2019	$(6,788)
BNP	JPY	438,074,210	USD	4,184,125	June 24, 2020	(20,395)
BNP	USD	1,141,005	INR	79,904,000	July 05, 2019	(15,744)
BNP	USD	1,138,764	INR	80,571,000	September 06, 2019	(18,792)
BNP	USD	321,056	INR	22,480,000	September 12, 2019	(1,694)
CIT	CAD	2,490,000	USD	1,894,386	July 31, 2019	8,509
CIT	CSK	98,670,000	USD	4,304,673	August 06, 2019	111,028
CIT	USD	752,442	AUD	1,053,900	October 08, 2019	10,366
CIT	USD	1,704,149	AUD	2,377,904	October 15, 2019	29,545
CIT	USD	1,658,210	AUD	2,369,548	November 13, 2019	(11,603)
CIT	USD	1,659,868	AUD	2,369,548	November 15, 2019	(10,020)
CIT	USD	733,630	AUD	1,053,900	December 03, 2019	(9,385)
CIT	USD	10,749,165	EUR	9,410,000	July 31, 2019	19,399
CIT	USD	6,055,792	EUR	5,349,167	October 29, 2019	(85,879)
CIT	USD	200,417	EUR	177,000	November 04, 2019	(2,901)
CIT	USD	5,273,278	EUR	4,613,945	November 15, 2019	(31,254)
CIT	USD	488,397	EUR	430,647	November 21, 2019	(6,938)
CIT	USD	3,426,543	HUF	984,060,000	August 06, 2019	(45,847)
CIT	USD	1,498,488	INR	105,830,000	July 15, 2019	(32,036)
CIT	USD	1,150,516	INR	80,749,000	September 16, 2019	(8,291)
CIT	USD	2,467,657	SGD	3,400,000	August 06, 2019	(46,968)
DB	USD	3,144,641	EUR	2,747,132	October 15, 2019	(6,054)
DB	USD	1,999,741	EUR	1,751,700	October 24, 2019	(10,699)
DB	USD	315,521	EUR	277,171	October 25, 2019	(2,616)
DB	USD	3,207,777	EUR	2,814,827	December 18, 2019	(36,656)
DB	USD	1,904,600	KRW	2,244,000,000	September 10, 2019	(38,614)
DB	USD	1,823,181	KRW	2,155,000,000	November 29, 2019	(47,994)
GS	EUR	350,000	USD	399,492	July 31, 2019	(404)
GS	MXP	146,500,000	USD	7,459,301	August 06, 2019	122,370
GS	PLN	4,650,000	USD	1,218,777	August 06, 2019	27,910
GS	USD	522,441	EUR	456,963	October 15, 2019	(1,651)
GS	USD	221,821	EUR	193,000	October 16, 2019	451
GS	USD	116,889	EUR	103,408	October 31, 2019	(1,858)
GS	USD	381,709	EUR	336,500	November 20, 2019	(5,307)
HSB	JPY	446,432,840	AUD	5,950,000	December 12, 2019	23,509
HSB	JPY	112,269,255	AUD	1,510,000	March 13, 2020	10,268
HSB	JPY	114,180,990	AUD	1,540,000	June 12, 2020	14,089
HSB	JPY	91,465,340	USD	850,946	September 06, 2019	1,898
HSB	JPY	339,654,400	USD	3,166,267	October 21, 2019	11,503
HSB	JPY	233,388,170	USD	2,188,169	December 06, 2019	3,335
HSB	JPY	352,901,000	USD	3,293,440	December 19, 2019	23,680
HSB	JPY	91,465,340	USD	862,136	March 06, 2020	1,646
HSB	JPY	511,604,650	USD	4,814,941	March 23, 2020	21,368
HSB	JPY	91,465,350	USD	867,138	June 08, 2020	1,397
HSB	NOK	55,870,000	USD	6,406,935	July 31, 2019	148,864
HSB	NZD	1,590,000	USD	1,048,348	July 31, 2019	20,622
HSB	SEK	40,560,000	USD	4,267,885	July 31, 2019	111,251
HSB	USD	894,306	CAD	1,170,000	July 31, 2019	174
HSB	USD	963,281	EUR	839,000	October 16, 2019	954
HSB	USD	147,221	EUR	130,000	October 31, 2019	(2,062)
HSB	USD	923,797	EUR	810,000	November 14, 2019	(7,367)
HSB	USD	2,252,746	INR	158,742,077	July 11, 2019	(43,928)
HSB	USD	1,811,038	INR	130,253,000	July 22, 2019	(71,360)
HSB	USD	1,432,567	INR	100,072,000	August 14, 2019	(9,379)
HSB	USD	962,520	INR	67,901,000	September 06, 2019	(13,007)
HSB	USD	1,414,143	INR	99,972,846	September 11, 2019	(21,349)
HSB	USD	714,385	INR	50,164,110	September 16, 2019	(5,507)
HSB	USD	977,287	INR	68,200,000	October 03, 2019	492
HSB	USD	2,344,439	KRW	2,657,000,000	July 10, 2019	44,675
HSB	USD	3,837,122	KRW	4,330,000,000	September 20, 2019	86,362
HSB	USD	4,661,831	MXP	90,000,000	August 06, 2019	4,149
JPM	JPY	293,431,590	AUD	3,900,000	September 12, 2019	1,839
JPM	JPY	202,376,070	AUD	2,700,000	December 12, 2019	10,632
JPM	JPY	262,681,971	AUD	3,520,000	March 12, 2020	23,358
JPM	JPY	312,268,169	AUD	4,210,000	June 12, 2020	38,550
JPM	JPY	78,581,640	USD	731,857	September 06, 2019	857
JPM	JPY	213,992,280	USD	1,993,314	October 21, 2019	8,775
JPM	JPY	75,987,210	USD	712,123	December 05, 2019	1,337
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	JPY	79,048,670	USD	741,000	December 06, 2019	$1,264
JPM	JPY	173,350,560	USD	1,618,671	December 20, 2019	10,880
JPM	JPY	86,869,140	USD	819,699	March 06, 2020	678
JPM	JPY	346,328,550	USD	3,256,846	March 23, 2020	17,072
JPM	JPY	89,886,790	USD	853,325	March 24, 2020	(3,556)
JPM	JPY	86,869,140	USD	824,522	June 08, 2020	368
JPM	JPY	173,350,560	USD	1,639,219	June 22, 2020	8,221
JPM	SGD	2,030,000	USD	1,485,460	August 06, 2019	15,919
JPM	USD	999,726	AUD	1,397,358	July 15, 2019	18,108
JPM	USD	1,914,797	AUD	2,668,000	October 11, 2019	36,067
JPM	USD	1,001,578	AUD	1,397,358	October 15, 2019	17,508
JPM	USD	1,869,668	AUD	2,668,000	November 13, 2019	(10,463)
JPM	USD	1,422,467	AUD	2,030,500	November 15, 2019	(8,485)
JPM	USD	1,322,133	AUD	1,907,000	November 20, 2019	(21,936)
JPM	USD	1,120,860	AUD	1,623,000	November 21, 2019	(23,069)
JPM	USD	2,196,104	EUR	1,938,668	August 13, 2019	(16,755)
JPM	USD	2,281,693	EUR	2,028,974	August 21, 2019	(35,718)
JPM	USD	2,187,287	EUR	1,909,777	October 11, 2019	(2,361)
JPM	USD	1,311,878	EUR	1,143,000	October 23, 2019	150
JPM	USD	807,734	EUR	714,000	October 29, 2019	(12,049)
JPM	USD	2,103,113	EUR	1,852,000	November 08, 2019	(24,925)
JPM	USD	6,514,132	EUR	5,736,670	November 20, 2019	(83,730)
JPM	USD	2,298,604	EUR	2,028,974	November 21, 2019	(35,142)
JPM	USD	1,448,230	INR	102,694,000	July 22, 2019	(35,889)
JPM	USD	990,476	INR	70,560,000	August 20, 2019	(25,383)
JPM	USD	2,291,590	INR	161,810,300	September 03, 2019	(33,910)
JPM	USD	1,868,962	INR	131,631,000	September 18, 2019	(19,613)
JPM	USD	1,172,854	RON	5,000,000	August 06, 2019	(29,864)
JPM	USD	1,213,388	THB	37,160,000	August 06, 2019	1,150
MS	AUD	440,000	USD	307,781	July 31, 2019	1,483
MS	GBP	6,060,000	USD	7,712,284	July 31, 2019	(4,639)
MS	JPY	804,440,000	USD	7,439,942	July 31, 2019	40,886
MS	NZD	1,600,000	USD	1,069,611	July 31, 2019	6,082
MS	USD	907,361	EUR	802,250	November 29, 2019	(15,969)
MS	USD	2,267,866	MXP	44,000,000	August 06, 2019	(9,223)
SAH	USD	632,873	EUR	551,000	October 17, 2019	831
SAH	USD	987,539	EUR	872,692	October 29, 2019	(14,446)
SAH	USD	1,080,291	INR	77,021,000	August 28, 2019	(27,385)
SAH	USD	1,309,998	INR	92,497,000	September 03, 2019	(19,347)
SAH	USD	2,724,263	INR	192,428,300	September 06, 2019	(40,338)
UBS	EUR	3,700,000	USD	4,215,406	July 31, 2019	3,524
UBS	USD	2,543,957	EUR	2,244,655	November 21, 2019	(37,867)
					Net Depreciation	$(809,537)
At June 28, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	1.97%	3-mo. LIBOR	2,552,000	January 27, 2025	$ (26,805)	Quarterly
Receive	1.94%	3-mo. LIBOR	1,600,000	January 29, 2025	(13,804)	Quarterly
Receive	1.94%	3-mo. LIBOR	1,350,000	January 30, 2025	(11,914)	Quarterly
Receive	1.82%	3-mo. LIBOR	2,130,000	February 03, 2025	(4,525)	Quarterly
Receive	1.99%	3-mo. LIBOR	3,050,000	March 27, 2025	(34,425)	Quarterly
Receive	1.98%	3-mo. LIBOR	3,050,000	March 27, 2025	(33,214)	Quarterly
Receive	2.47%	6-mo. BUBOR	350,000,000	January 14, 2029	(45,637)	Semi Annual
Receive	2.32%	6-mo. BUBOR	349,400,000	February 18, 2029	(29,746)	Semi Annual
Receive	2.34%	6-mo. BUBOR	350,000,000	May 22, 2029	(30,369)	Semi Annual
Receive	2.79%	3-mo. LIBOR	7,200,000	March 13, 2047	(877,792)	Quarterly
Receive	2.54%	3-mo. LIBOR	10,800,000	April 13, 2047	(741,256)	Quarterly
Receive	2.59%	3-mo. LIBOR	4,500,000	July 27, 2047	(358,181)	Quarterly
Receive	3.00%	3-mo. LIBOR	3,856,000	February 22, 2048	(651,698)	Quarterly
Receive	3.02%	3-mo. LIBOR	3,856,000	February 23, 2048	(665,639)	Quarterly
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	3.25%	3-mo. LIBOR	7,690,000	November 21, 2048	$(1,729,501)	Quarterly
				Net Depreciation	$(5,254,506)
Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
BUBOR	Budapest Interbank Offered Rate
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CSK	Czechoslovak Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Summary of Investments by Country as of June 28, 2019.
Country	Fair Value	Percentage of Fund Investments
United States	$169,112,667	36.22%
Japan	49,237,488	10.55
Brazil	36,880,326	7.90
India	27,409,571	5.87
Mexico	26,900,949	5.76
France	17,865,642	3.83
Italy	13,815,725	2.96
Thailand	12,908,326	2.77
Indonesia	11,188,635	2.40
Germany	11,044,070	2.37
South Korea	10,153,562	2.18
United Kingdom	8,933,811	1.91
Argentina	8,591,418	1.84
Belgium	7,825,640	1.68
Spain	6,641,164	1.42
Canada	6,029,785	1.29
Netherlands	5,648,569	1.21
Chile	4,836,408	1.04
Columbia	4,248,378	0.91
Australia	3,626,658	0.78
Ghana	2,677,373	0.57
Austria	2,595,641	0.56
South Africa	1,934,163	0.41
Singapore	1,800,715	0.39
Greece	1,742,777	0.37
Ireland	1,688,437	0.36
Luxembourg	1,656,646	0.36
Egypt	1,230,205	0.26
Finland	901,863	0.19
United Arab Emirates	720,581	0.15
Sri Lanka	706,790	0.15
Denmark	669,171	0.14
Poland	640,376	0.14
Panama	611,518	0.13
Cayman Islands	607,979	0.13
Hungary	591,245	0.13
Turkey	581,411	0.12
Qatar	439,025	0.09
Kazakhstan	387,238	0.08
Russia	382,094	0.08
Venezuela	366,440	0.08
Philippines	276,315	0.06
Ukraine	257,400	0.06
Saudi Arabia	252,229	0.05
Senegal	245,019	0.05
Total	$466,861,443	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund)
ASSETS:
Investments in securities, fair value (including $2,648,044 of securities on loan)(a)	$464,027,176
Repurchase agreements, fair value(b)	2,834,267
Cash	13,656,175
Cash denominated in foreign currencies, fair value(c)	1,029,907
Cash pledged on futures contracts	82,269
Cash pledged on forward foreign currency contracts	1,080,000
Cash pledged on centrally cleared swaps	5,092,179
Dividends and interest receivable	4,299,517
Subscriptions receivable	254,427
Receivable for investments sold	5,841,666
Unrealized appreciation on forward foreign currency contracts	1,155,864
Total Assets	499,353,447
LIABILITIES:
Payable for director fees	3,055
Payable for investments purchased	5,689,644
Payable for other accrued fees	201,065
Payable for shareholder services fees	10,639
Payable to investment adviser	205,186
Payable upon return of securities loaned	2,834,267
Redemptions payable	1,243,287
Unrealized depreciation on forward foreign currency contracts	1,965,401
Cash received on futures contracts	83,250
Total Liabilities	12,235,794
NET ASSETS	$487,117,653
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,336,101
Paid-in capital in excess of par	473,184,988
Total distributable earnings	8,596,564
NET ASSETS	$487,117,653
NET ASSETS BY CLASS
Investor Class	$39,994,862
Institutional Class	$447,122,791
CAPITAL STOCK:
Authorized
Investor Class	70,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	4,802,618
Institutional Class	48,558,388
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.33
Institutional Class	$9.21
(a) Cost of investments	$458,697,616
(b) Cost of repurchase agreements	$2,834,267
(c) Cost of cash denominated in foreign currencies	$1,014,338
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund)
INVESTMENT INCOME:
Interest	$9,586,476
Income from securities lending	16,292
Foreign withholding tax	(149,169)
Total Income	9,453,599
EXPENSES:
Management fees	1,355,186
Shareholder services fees – Investor Class	70,050
Audit and tax fees	39,410
Custodian fees	170,298
Director's fees	10,228
Legal fees	1,541
Pricing fees	15,325
Registration fees	16,370
Shareholder report fees	13
Transfer agent fees	4,483
Other fees	417
Total Expenses	1,683,321
Less amount waived by investment adviser	71,254
Net Expenses	1,612,067
NET INVESTMENT INCOME	7,841,532
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	2,386,860
Net realized loss on credit default swaps	(46,229)
Net realized loss on interest rate swaps	(2,580)
Net realized gain on futures contracts	1,806
Net realized gain on purchased options contracts	110,205
Net realized gain on forward foreign currency contracts	4,745,512
Net Realized Gain	7,195,574
Net change in unrealized appreciation on investments and foreign currency translations	14,035,709
Net change in unrealized depreciation on credit default swaps	(4,957)
Net change in unrealized depreciation on interest rate swaps	(5,849,036)
Net change in unrealized appreciation on futures contracts	137,539
Net change in unrealized depreciation on forward foreign currency contracts	(623,462)
Net change in unrealized depreciation on purchased options contracts	(213,998)
Net Change in Unrealized Appreciation	7,481,795
Net Realized and Unrealized Gain	14,677,369
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,518,901
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund)	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$7,841,532	$14,951,442
Net realized gain (loss)	7,195,574	(4,419,050)
Net change in unrealized appreciation (depreciation)	7,481,795	(8,107,588)
Net Increase in Net Assets Resulting from Operations	22,518,901	2,424,804
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(613,914)	(1,242,121)
Institutional Class	(6,853,081)	(11,406,763)
From Net Investment Income and Net Realized Gains	(7,466,995)	(12,648,884)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,594,753	14,969,260
Institutional Class	42,987,308	200,020,880
Shares issued in reinvestment of distributions
Investor Class	613,914	1,242,121
Institutional Class	6,853,081	11,406,763
Shares redeemed
Investor Class	(10,237,818)	(20,663,653)
Institutional Class	(25,854,204)	(122,462,154)
Net Increase in Net Assets Resulting from Capital Share Transactions	20,957,034	84,513,217
Total Increase in Net Assets	36,008,940	74,289,137
NET ASSETS:
Beginning of Period	451,108,713	376,819,576
End of Period	$487,117,653	$451,108,713
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	796,759	1,817,289
Institutional Class	4,704,318	22,354,471
Shares issued in reinvestment of distributions
Investor Class	73,699	153,969
Institutional Class	744,092	1,279,909
Shares redeemed
Investor Class	(1,238,787)	(2,490,645)
Institutional Class	(2,824,071)	(13,517,696)
Net Increase	2,256,010	9,597,297
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 8.07	0.12	0.27	0.39	-	(0.13)	-	(0.13)	$8.33	4.83% (d)
12/31/2018	$ 8.34	0.30	(0.32)	(0.02)	-	(0.22)	(0.03)	(0.25)	$8.07	(0.27%)
12/31/2017	$ 8.34	0.33	(0.17)	0.16	(0.16)	-	-	(0.16)	$8.34	1.95%
12/31/2016	$ 8.21	0.19	0.12	0.31	(0.07)	(0.11)	-	(0.18)	$8.34	2.97%
12/31/2015	$ 9.03	0.14	(0.27)	(0.13)	(0.23)	(0.35)	(0.11)	(0.69)	$8.21	(4.19%)
12/31/2014	$ 9.58	0.18	(0.17)	0.01	-	(0.44)	(0.12)	(0.56)	$9.03	0.15%
Institutional Class
06/28/2019(Unaudited)	$ 8.91	0.15	0.29	0.44	-	(0.14)	-	(0.14)	$9.21	4.97% (d)
12/31/2018	$ 9.20	0.35	(0.35)	0.00	-	(0.26)	(0.03)	(0.29)	$8.91	0.06%
12/31/2017	$ 9.16	0.40	(0.20)	0.20	(0.16)	-	-	(0.16)	$9.20	2.47%
12/31/2016	$ 8.98	0.24	0.13	0.37	(0.07)	(0.12)	-	(0.19)	$9.16	3.29%
12/31/2015 (e)	$10.00	0.27	(0.59)	(0.32)	(0.23)	(0.36)	(0.11)	(0.70)	$8.98	(5.54%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 39,995	1.11% (g)	1.01% (g)	3.06% (g)	41% (d)
12/31/2018	$ 41,754	1.12%	1.01%	3.60%	123%
12/31/2017	$ 47,461	1.22%	1.13%	3.88%	55%
12/31/2016	$ 54,085	1.30%	1.30%	2.32%	50%
12/31/2015	$ 71,085	1.30%	1.30%	1.55%	49%
12/31/2014	$384,235	1.30%	1.30%	1.89%	28%
Institutional Class
06/28/2019 (Unaudited)	$447,123	0.68% (g)	0.66% (g)	3.38% (g)	41% (d)
12/31/2018	$409,355	0.70%	0.66%	3.80%	123%
12/31/2017	$329,358	0.82%	0.78%	4.24%	55%
12/31/2016	$298,199	0.95%	0.95%	2.66%	50%
12/31/2015 (e)	$300,409	0.95% (g)	0.95% (g)	4.26% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund) (the Fund) are included herein. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 28, 2019

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 28, 2019

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 14,047,078	$ —	$ 14,047,078
Corporate Bonds and Notes	—	41,883,789	—	41,883,789
Foreign Government Bonds and Notes	—	260,516,286	—	260,516,286
Mortgage-Backed Securities	—	14,085,044	—	14,085,044
U.S. Government Agency Bonds and Notes	—	568,685	—	568,685
U.S. Treasury Bonds and Notes	—	34,780,652	—	34,780,652
Purchased Options	16,813	—	—	16,813
Short Term Investments	—	100,963,096	—	100,963,096
Total investments, at fair value:	16,813	466,844,630	0	466,861,443
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,155,864	—	1,155,864
Futures Contracts(a)	$ 586,282	$ —	$ —	$ 586,282
Total Assets	$ 603,095	$ 468,000,494	$ 0	$ 468,603,589
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,965,401)	—	(1,965,401)
Futures Contracts(a)	$ (241,293)	$ —	$ —	$ (241,293)
Interest Rate Swaps(a)	—	(5,254,506)	—	(5,254,506)
Total Liabilities	$ (241,293)	$ (7,219,907)	$ 0	$ (7,461,200)
(a)	Forward Foreign Currency Contracts, Futures Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 28, 2019

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$461,595,981
Gross unrealized appreciation on investments	48,208,824
Gross unrealized depreciation on investments	(48,662,416)
Net unrealized depreciation on investments	$(453,592)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts, forward foreign currency contracts, purchased options and written options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

Semi-Annual Report - June 28, 2019

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $235 and $0 in purchased options and written options, respectively, for the reporting period. As of June 28, 2019, there were no written options held.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 28, 2019

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 109 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $287,488,170 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $1,781,714 in credit default swaps for the reporting period.

Semi-Annual Report - June 28, 2019

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $693,836,519 in interest rate swaps for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)			Net unrealized depreciation on interest rate swaps	$(5,254,506) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$ 586,282(a)	Net unrealized depreciation on futures contracts	$(241,293)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,155,864	Unrealized depreciation on forward foreign currency contracts	$(1,965,401)
Interest rate contracts (purchased options)	Investments in securities, fair value	$ 16,813
(a)Includes cumulative appreciation of interest rate contracts and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2019

The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$ 1,806	Net change in unrealized appreciation on futures contracts	$137,539
Credit contracts (swaps)	Net realized loss on credit default swaps	$ (46,229)	Net change in unrealized depreciation on credit default swaps	$(4,957)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (2,580)	Net change in unrealized depreciation on interest rate swaps	$(5,849,036)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$4,745,512	Net change in unrealized depreciation on forward foreign currency contracts	$(623,462)
Interest rate contracts (purchased options)	Net realized gain on purchased options contracts	$ 110,205	Net change in unrealized depreciation on purchased options contracts	$ (213,998)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 28, 2019.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$ 1,155,864	$(639,455)	$—	$ —	$ 516,409
Derivative Liabilities (forward contracts)	$(1,965,401)	$ 639,455	$—	$1,080,000	$(245,946)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts and centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.58% of the Fund’s average daily net assets up to $1 billion dollars, 0.53% of the Fund’s average daily net assets over $1 billion dollars and 0.48% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 28, 2019

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.66% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$190,780	$188,556	$71,254	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc and Mellon Investments Corp. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $87,721,308 and $77,924,143, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $70,362,181 and $65,266,658, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $2,648,044 and received collateral as reported on the Statement of Assets and Liabilities of $2,834,267 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

Security lending transactions	Total (a)
Foreign Government Bonds and Notes	$1,508,267
U.S. Treasury Bonds and Notes	1,326,000
Total secured borrowings	$2,834,267
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Global Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Franklin Advisers, Inc. (the “Sub-Adviser” or “Franklin Advisers”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, Franklin Advisers. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2018, the annualized returns of the Fund’s Investor Class were in the third, fifth, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), but exceeded the performance universe median for the one-year period ended December 31, 2018. As to the Institutional Class, the annualized returns were in the second and fifth quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also observed that the Fund’s Investor Class outperformed the benchmark index for the one- and ten-year periods ended December 31, 2018 and underperformed the benchmark for the three- and five-year periods ended December 31, 2018. Similarly, the Institutional Class outperformed the benchmark for the one-year period ended December 31, 2018, while underperforming the benchmark for the three-year period ended December 31, 2018. The Board noted that the Sub-Adviser allocates its portion of the Fund’s assets based upon its assessment of changing market, political and economic conditions and considers various factors, including evaluation of interest and currency exchange rate changes and credit risks. In this connection, the Board considered the Sub-Adviser’s performance commentary, including, among other things, the impact of certain currency positions and sovereign credit exposures on the Fund’s performance. The Board also considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. Based on the foregoing, the Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.
Costs and Profitability

The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee, and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s Institutional Class total annual operating expense ratio was in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was lower than the peer group median. The Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to other retail products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other retail products were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019